Debt instruments	12 Months Ended
Dec. 31, 2019
Debt instruments [Abstract]
Debt instruments

6.     Debt instruments

The breakdown, by classification, type and currency, of the balances of “Debt instruments” is as follows:

Thousand of reais	2019	2018	2017

Classification:
Financial assets held for trading (1)	-	-	34,879,681
Financial Assets Measured At Fair Value Through Profit Or Loss	3,735,076	3,171,746	-
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	34,885,631	50,066,469	-
Other Financial assets designated at fair value through profit or loss	-	-	1,658,689
Financial assets - available-for-sale	-	-	84,716,747
Financial Assets Measured At Fair Value Through Other Comprehensive Income (1)	95,962,927	85,395,691	-
Investments Held-to-Maturity	-	-	10,214,454
Loans and receivables	-	-	17,616,515
Financial Assets Measured At Amortized Cost	38,748,296	36,799,509	-
Of which:
Debt Instruments	40,803,323	39,513,460	20,400,082
Impairment losses	(2,055,027)	(2,713,951)	(2,783,567)
Total	173,331,930	175,433,415	149,086,086

Type:
Government securities - Brazil (2)	135,848,053	116,531,146	122,362,389
Debentures and Promissory notes	13,874,883	10,555,952	12,097,230
Other debt securities	23,608,994	48,346,317	14,626,467
Total	173,331,930	175,433,415	149,086,086

(1)     On December 31, 2018, management decided to change the classification of Financial Treasury Bills - LFT, of the securities portfolio of Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet SA), Banco Bandepe SA and Santander Corretora de Cambio e Valores Mobiliários S.A. (Santander CCVM). The securities were transferred from the Trading to Available for Sale category, in the amounts of R$739,430, R$14,099 and R$375,488, respectively. Such transfers did not impact the amounts of Consolidated and also did not generate effect on the result. The change in the category occurred due to the revaluation of the recent trading history of these assets.

(2)     Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).

The debt instruments are composed, majority by:

Thousand of reais	2019	2018	2017

Currency:
Brazilian Real	164,447,235	166,743,410	137,420,134
US dollar	8,884,695	8,690,005	11,665,952
Euro	-	-	-
Total	173,331,930	175,433,415	149,086,086

Thousand of reais	2019	2018	2017

Debt Instruments linked to:
Repo Operations	102,849,859	90,909,891	77,781,728
Banco Central Mandatory Deposits	-	1,449,207	2,305,158
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	6,618,651	17,985,160	6,273,561
Associated to judiciary deposits and other guarantees	9,573,331	2,078,042	4,743,298
Total	119,041,841	112,422,300	91,103,745

Note 44-d contains details of the residual maturity periods of financial assets measured at fair value through Other Results Comprehensive and corresponding financial assets measured at amortized cost.